Loans and Allowance for Credit Losses, Significant Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded Credit Commitments, Consumer Mortgage First and Junior Lines of Credit Portfolio	$ 60,100
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	2,081	$ 3,677
Sales	(2,166)	(2,491)
Transfers to MLHFS/LHFS	(2,612)	(738)
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	2,065	3,675
Sales	(1,905)	(2,066)
Transfers to MLHFS/LHFS	(617)	(736)
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	16	2
Sales	(261)	(425)
Transfers to MLHFS/LHFS	$ (1,995)	$ (2)
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Loans And Leases Receivable [Member] | Acquired Consumer Mortgage Loan Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	1.00%		10.00%
Residential Mortgage [Member] | Loans And Leases Receivable [Member] | Interest-only Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	4.00%	4.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Loans And Leases Receivable [Member] | Real Estate 1-4 Family Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	5.00%	5.00%